INVESTMENTS, DEBT AND DERIVATIVES (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Schedule of financial assets	The Company holds the following investments and derivative assets:

	June 30, 2025	December 31, 2024 *

At fair value
Other investments	37	30
	37	30

At amortized cost
Security deposits and cash collateral	135	117
Bank deposits	2	2
Deferred consideration from sale of subsidiary	363	101
Other investments	185	172
	685	392

Total investments and derivatives	722	422
Non-current	218	65
Current	504	357
* Certain prior period comparatives have been represented to conform with the current year presentation.

Schedule of financial liabilities	The Company holds the following debt and derivative liabilities:

	June 30, 2025	December 31, 2024

At fair value
Contingent consideration	13	—
	13	—
At amortized cost
Borrowing, of which	2,919	3,348
i) Principal amount outstanding	2,849	3,265
ii) Other Borrowings	70	83
Interest accrued	59	57
Discounts and unamortized fees	(20)	(12)
Bank loans and bonds	2,958	3,393

Lease liabilities	1,710	1,030
Other financial liabilities	232	271
	4,900	4,694

Total debt and derivatives	4,913	4,694
Non-current	3,852	3,028
Current	1,061	1,666
Other borrowings include long-term capex accounts payables of US$70 (2024: US$83).